Aristotle Core Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

CORPORATE BONDS - 39.2%	Par	Value
Communications - 1.1%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,305,122
3.85%, 06/01/2060	4,550,000	3,176,106
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,025,137
3.85%, 04/01/2061	2,000,000	1,169,073
T-Mobile USA, Inc.
5.20%, 01/15/2033	3,000,000	2,969,423
5.05%, 07/15/2033	7,200,000	7,046,742
Verizon Communications, Inc.
3.40%, 03/22/2041	7,550,000	5,776,858
5.50%, 02/23/2054	1,900,000	1,861,289
		28,329,750

Consumer Discretionary - 1.9%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	9,000,000	8,437,139
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	4,000,000	3,895,215
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	1,611,605	1,507,403
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50%, 10/20/2025(a)	2,000,177	1,976,330
4.75%, 10/20/2028(a)	2,000,000	1,948,593
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,955,789
3.38%, 11/13/2025	4,475,000	4,332,731
4.54%, 08/01/2026	1,725,000	1,679,503
2.70%, 08/10/2026	2,225,000	2,090,513
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.00%, 06/01/2029(a)	2,000,000	1,866,408
4.88%, 07/01/2031(a)	2,850,000	2,524,958
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,889,000	1,729,054
Marriott International, Inc./MD, 2.75%, 10/15/2033	5,000,000	4,038,912
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	1,500,000	1,382,273
Royal Caribbean Cruises Ltd., 7.25%, 01/15/2030 (a)	5,000,000	5,180,250
Tapestry, Inc., 7.85%, 11/27/2033	2,000,000	2,107,545
United Airlines, Inc., Series A, 2.90%, 05/01/2028	1,122,917	1,013,477
		47,666,093

Consumer Staples - 1.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046	2,050,000	1,891,231
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,071,509
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (a)	2,800,000	2,730,555
Campbell Soup Co., 5.40%, 03/21/2034	3,200,000	3,180,288
Coca-Cola Consolidated, Inc., 5.45%, 06/01/2034	2,100,000	2,119,891
J M Smucker Co., 6.20%, 11/15/2033	9,200,000	9,666,265
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	3,000,000	2,471,545
5.75%, 04/01/2033	727,000	726,685
6.75%, 03/15/2034(a)	7,660,000	8,125,215
Kraft Heinz Foods Co., 4.38%, 06/01/2046	6,500,000	5,291,676
		41,274,860

Energy - 3.4%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	7,000,000	6,672,871
Cheniere Energy, Inc., 5.65%, 04/15/2034 (a)	2,000,000	2,002,830
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	5,075,000	5,037,264
Enbridge, Inc., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.12%, 03/15/2055	4,050,000	4,068,225
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,631,603
7.38%, 02/01/2031(a)	4,800,000	5,011,915
5.75%, 02/15/2033	4,800,000	4,852,435
5.55%, 05/15/2034	2,250,000	2,228,189
5.60%, 09/01/2034	6,500,000	6,460,982
5.00%, 05/15/2044	4,000,000	3,454,039
MPLX LP
5.50%, 06/01/2034	9,000,000	8,867,292
4.95%, 03/14/2052	1,750,000	1,484,777
5.65%, 03/01/2053	4,850,000	4,568,917
Oleoducto Central SA, 4.00%, 07/14/2027 (a)	5,405,000	5,014,158
Petroleos Mexicanos
6.88%, 08/04/2026	7,750,000	7,594,210
6.50%, 03/13/2027	3,625,000	3,456,401
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,256,902
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	7,250,000	6,536,327
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	1,075,000	979,733
		87,179,070

Financials - 15.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.75%, 06/06/2028	2,000,000	2,021,674
3.30%, 01/30/2032	4,100,000	3,524,048
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	4,300,000	4,092,390
3.00%, 02/01/2030	6,000,000	5,317,605
Allianz SE, 6.35% to 09/06/2033 then 5 yr. CMT Rate + 3.23%, 09/06/2053 (a)	1,800,000	1,857,152
American Homes 4 Rent LP, 5.50%, 07/15/2034	5,000,000	4,915,412
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	1,350,000	1,311,842
Banco Mercantil del Norte SA/Grand Cayman
6.75% to 09/27/2024 then 5 yr. CMT Rate + 4.97%, Perpetual (a)	7,000,000	6,966,659
7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (a)	1,324,000	1,304,244
8.38% to 10/14/2030 then 10 yr. CMT Rate + 7.76%, Perpetual (a)	2,001,000	2,021,736
Banco Santander SA, 5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030	5,600,000	5,559,947
Bank of America Corp.
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	3,000,000	2,844,699
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	7,000,000	6,990,631
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	5,800,000	5,796,268
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	4,700,000	3,750,692
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	4,000,000	3,507,305
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	4,750,000	5,161,312
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030	7,800,000	7,823,316
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	7,000,000	7,093,366
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,781,689
3.50%, 06/01/2031	3,000,000	2,590,246
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	7,500,000	7,490,097
Broadstone Net Lease LLC, 2.60%, 09/15/2031	2,750,000	2,186,902
Citibank NA, 5.57%, 04/30/2034	5,250,000	5,335,919
Citigroup, Inc.
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	3,000,000	2,807,627
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	2,000,000	1,667,440
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	2,250,000	1,849,471
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033	3,000,000	3,143,431
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	6,450,000	6,562,999
5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	4,150,000	4,108,535
Danske Bank AS, 5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (a)	9,300,000	9,329,626
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/2034	6,200,000	6,192,298
Extra Space Storage LP, 5.40%, 02/01/2034	5,800,000	5,681,050
Fiserv, Inc., 5.60%, 03/02/2033	8,200,000	8,271,910
Global Payments, Inc., 5.30%, 08/15/2029	2,850,000	2,831,484
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	8,700,000	7,319,849
Goldman Sachs Group, Inc.
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	5,000,000	4,887,803
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	5,850,000	6,030,496
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	4,025,000	4,097,374
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	6,687,225
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	4,075,000	3,347,748
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	5,150,000	5,277,356
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,500,000	1,325,974
2.90%, 12/15/2031	5,900,000	4,936,200
5.70%, 07/01/2034	6,890,000	6,775,501
HSBC Holdings PLC, 4.70% to 09/09/2031 then 5 yr. CMT Rate + 3.25%, Perpetual	3,150,000	2,692,811
JPMorgan Chase & Co.
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	4,400,000	4,555,602
5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	5,600,000	5,689,994
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	5,950,000	6,313,907
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035	16,500,000	16,935,445
Kite Realty Group LP, 5.50%, 03/01/2034	4,450,000	4,353,787
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,275,483
Lloyds Banking Group PLC, 5.46% to 01/05/2027 then 1 yr. CMT Rate + 1.38%, 01/05/2028	5,050,000	5,041,071
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	4,700,000	4,607,142
Morgan Stanley
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	9,240,000	9,398,706
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	12,000,000	12,305,471
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	9,700,000	7,677,660
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039	6,800,000	6,728,595
Nasdaq, Inc., 5.95%, 08/15/2053	4,150,000	4,197,661
NatWest Group PLC, 8.13% to 05/10/2034 then 5 yr. CMT Rate + 3.75%, Perpetual	2,200,000	2,228,259
Northwestern Mutual Life Insurance Co., 3.63%, 09/30/2059 (a)	5,000,000	3,400,017
PNC Financial Services Group, Inc.
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	4,050,000	3,956,730
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,087,408
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	2,600,000	2,614,982
Principal Financial Group, Inc., 5.38%, 03/15/2033	3,150,000	3,147,061
Prudential Financial, Inc., 6.75% to 03/01/2033 then 5 yr. CMT Rate + 2.85%, 03/01/2053	2,600,000	2,664,836
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	3,900,000	3,907,121
State Street Corp., 6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	3,650,000	3,680,883
Sun Communities Operating LP, 5.70%, 01/15/2033	5,000,000	4,931,859
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (a)	3,000,000	2,396,870
UBS Group AG
7.75% to 04/12/2031 then USISSO05 + 4.16%, Perpetual (a)	9,450,000	9,663,069
5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	4,000,000	3,997,544
US Bancorp
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	4,500,000	4,564,706
5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	6,350,000	6,376,848
VICI Properties LP
4.75%, 02/15/2028	3,000,000	2,932,759
5.75%, 04/01/2034	2,400,000	2,379,094
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025(a)	2,300,000	2,270,765
3.75%, 02/15/2027(a)	2,250,000	2,138,943
4.63%, 12/01/2029(a)	12,081,000	11,442,508
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,400,894
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	9,250,000	9,221,325
		398,554,364

Health Care - 2.1%
AbbVie, Inc., 5.40%, 03/15/2054	7,500,000	7,421,572
Amgen, Inc., 5.65%, 03/02/2053	2,350,000	2,316,002
Cigna Group, 5.40%, 03/15/2033	4,000,000	4,016,548
Elevance Health, Inc., 5.65%, 06/15/2054	5,830,000	5,771,535
Gilead Sciences, Inc., 5.55%, 10/15/2053	3,100,000	3,097,456
HCA, Inc., 5.20%, 06/01/2028	3,000,000	2,988,899
Icon Investments Six DAC, 6.00%, 05/08/2034	3,750,000	3,832,482
IQVIA, Inc., 5.70%, 05/15/2028	5,600,000	5,667,368
UnitedHealth Group, Inc.
4.75%, 05/15/2052	3,750,000	3,322,527
5.05%, 04/15/2053	6,000,000	5,561,491
Universal Health Services, Inc.
2.65%, 10/15/2030	4,450,000	3,800,712
2.65%, 01/15/2032	3,325,000	2,714,264
Viatris, Inc., 3.85%, 06/22/2040	5,000,000	3,653,896
		54,164,752

Industrials - 2.7%
BAE Systems PLC, 5.30%, 03/26/2034 (a)	7,550,000	7,483,636
Boeing Co.
6.53%, 05/01/2034(a)	5,250,000	5,378,159
6.86%, 05/01/2054(a)	700,000	718,898
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055	3,500,000	3,508,942
Flowserve Corp.
3.50%, 10/01/2030	1,035,000	922,432
2.80%, 01/15/2032	7,673,000	6,301,309
HEICO Corp., 5.35%, 08/01/2033	10,300,000	10,214,588
Ingersoll Rand, Inc.
5.45%, 06/15/2034	400,000	403,638
5.70%, 06/15/2054	2,100,000	2,115,510
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,541,708
5.65%, 05/15/2033	4,350,000	4,334,489
Regal Rexnord Corp., 6.40%, 04/15/2033	5,000,000	5,118,936
Republic Services, Inc.
5.00%, 12/15/2033	2,250,000	2,203,729
5.00%, 04/01/2034	4,000,000	3,917,225
Veralto Corp.
5.35%, 09/18/2028(a)	850,000	853,855
5.45%, 09/18/2033(a)	2,400,000	2,396,586
Waste Management, Inc., 4.95%, 07/03/2031	2,850,000	2,827,894
Weir Group PLC, 2.20%, 05/13/2026 (a)	7,950,000	7,465,077
		69,706,611

Materials - 0.2%
Vale Overseas Ltd., 6.40%, 06/28/2054	4,550,000	4,503,135

Technology - 2.1%
Arrow Electronics, Inc., 5.88%, 04/10/2034	6,550,000	6,487,443
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(a)	5,000,000	4,712,366
5.95%, 08/04/2033	1,450,000	1,497,374
Broadcom, Inc., 3.14%, 11/15/2035 (a)	7,500,000	6,008,655
Concentrix Corp., 6.85%, 08/02/2033	2,600,000	2,574,132
Intel Corp.
5.70%, 02/10/2053	5,800,000	5,705,211
5.60%, 02/21/2054	4,900,000	4,751,195
Jabil, Inc., 5.45%, 02/01/2029	4,050,000	4,051,464
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	6,500,000	5,445,888
Micron Technology, Inc., 5.30%, 01/15/2031	5,150,000	5,139,799
Oracle Corp., 3.95%, 03/25/2051	7,000,000	5,179,549
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,300,000	1,102,253
		52,655,329

Utilities - 8.6%
AES Corp.
5.45%, 06/01/2028	3,000,000	2,994,329
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,950,000	2,988,040
Ameren Corp., 5.00%, 01/15/2029	7,000,000	6,932,168
American Electric Power Co., Inc.
5.20%, 01/15/2029	2,850,000	2,835,466
5.63%, 03/01/2033	4,700,000	4,685,895
Arizona Public Service Co., 5.55%, 08/01/2033	4,100,000	4,068,042
Boston Gas Co., 6.12%, 07/20/2053 (a)	2,600,000	2,580,594
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (a)	3,725,000	3,611,029
CenterPoint Energy Resources Corp., 5.40%, 07/01/2034	2,100,000	2,080,179
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	6,150,000	5,801,376
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054	2,600,000	2,711,706
DPL, Inc., 4.35%, 04/15/2029	1,350,000	1,259,644
DTE Energy Co., 5.85%, 06/01/2034	6,700,000	6,800,640
Duke Energy Corp.
5.45%, 06/15/2034	4,950,000	4,894,739
6.10%, 09/15/2053	5,250,000	5,334,502
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	2,902,812
Duke Energy Progress LLC, 5.25%, 03/15/2033	5,600,000	5,589,608
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,311,308
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	12,000,000	12,474,780
Exelon Corp., 5.45%, 03/15/2034	7,850,000	7,798,295
FirstEnergy Corp., 4.15%, 07/15/2027	3,500,000	3,360,906
Georgia Power Co., 5.25%, 03/15/2034	6,000,000	5,983,494
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (a)	1,350,000	1,323,307
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,400,000	2,229,050
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,881,171
National Grid PLC, 5.81%, 06/12/2033	3,950,000	3,971,157
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	2,953,028
NextEra Energy Capital Holdings, Inc.
5.25%, 03/15/2034	7,000,000	6,881,081
6.70% to 09/01/2029 then 5 yr. CMT Rate + 2.36%, 09/01/2054	3,500,000	3,507,418
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	2,000,000	1,998,741
7.25%, 01/15/2029(a)	7,000,000	7,183,610
NiSource, Inc.
5.35%, 04/01/2034	5,000,000	4,906,098
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	4,850,000	4,884,425
Oncor Electric Delivery Co. LLC, 5.55%, 06/15/2054 (a)	7,500,000	7,361,046
PacifiCorp
5.30%, 02/15/2031	7,000,000	6,980,198
5.50%, 05/15/2054	2,000,000	1,859,574
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,885,155
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,530,502
Sempra
3.80%, 02/01/2038	6,000,000	4,906,394
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,627,253
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	3,650,000	3,636,669
Southern California Edison Co., 5.20%, 06/01/2034	2,125,000	2,075,755
Southern California Gas Co., 5.60%, 04/01/2054	12,200,000	11,985,262
Southern Co., 5.70%, 03/15/2034	3,150,000	3,204,320
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	3,400,000	3,486,431
Southwestern Electric Power Co., 5.30%, 04/01/2033	5,000,000	4,848,403
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,765,786	1,696,166
Virginia Electric and Power Co.
5.00%, 04/01/2033	2,650,000	2,581,206
5.00%, 01/15/2034	4,300,000	4,182,922
Vistra Operations Co. LLC, 6.95%, 10/15/2033 (a)	9,400,000	10,067,362
		220,633,256
TOTAL CORPORATE BONDS (Cost $1,030,236,391)		1,004,667,220

U.S. TREASURY SECURITIES - 23.2%	Par	Value
United States Treasury Note/Bond
0.63%, 05/15/2030	30,000,000	24,256,641
4.38%, 11/30/2030	14,000,000	14,014,219
1.13%, 02/15/2031	25,000,000	20,450,195
2.88%, 05/15/2032	17,000,000	15,319,590
2.75%, 08/15/2032	27,000,000	24,030,527
3.50%, 02/15/2033	20,000,000	18,747,656
3.38%, 05/15/2033	19,000,000	17,612,109
3.88%, 08/15/2033	34,000,000	32,717,031
4.50%, 11/15/2033	46,000,000	46,434,844
4.00%, 02/15/2034	91,750,000	89,076,348
4.38%, 05/15/2034	13,000,000	13,005,078
1.13%, 05/15/2040	14,500,000	8,928,262
1.75%, 08/15/2041	22,000,000	14,543,633
4.00%, 11/15/2042	11,500,000	10,601,113
4.75%, 11/15/2043	5,000,000	5,067,969
4.50%, 02/15/2044	19,500,000	19,134,375
3.00%, 11/15/2044	13,000,000	10,156,758
2.50%, 02/15/2046	3,500,000	2,467,227
2.50%, 05/15/2046	3,000,000	2,109,375
2.25%, 08/15/2046	7,550,000	5,034,316
2.75%, 11/15/2047	2,000,000	1,454,687
1.25%, 05/15/2050	9,000,000	4,462,383
1.38%, 08/15/2050	6,500,000	3,327,568
2.00%, 08/15/2051	30,000,000	18,028,125
1.88%, 11/15/2051	10,500,000	6,096,563
2.25%, 02/15/2052	16,500,000	10,514,238
2.88%, 05/15/2052	9,500,000	6,964,316
3.00%, 08/15/2052	14,000,000	10,535,000
3.63%, 02/15/2053	12,000,000	10,210,781
3.63%, 05/15/2053	16,000,000	13,618,125
4.13%, 08/15/2053	34,000,000	31,669,141
4.75%, 11/15/2053	26,900,000	27,814,180
4.25%, 02/15/2054	58,000,000	55,240,469
TOTAL U.S. TREASURY SECURITIES (Cost $634,770,073)		593,642,842

BANK LOANS - 13.3%	Par	Value
Communications - 0.3%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 01/27/2031	6,922,318	6,938,032

Consumer Discretionary - 5.2%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. Term SOFR + 3.75%), 05/15/2028	4,268,716	4,257,127
Beacon Roofing Supply, Inc., Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 05/19/2028	6,885,863	6,916,608
Caesars Entertainment, Inc., Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 2.75%), 02/06/2031	15,500,000	15,531,465
Carnival Corp., Senior Secured First Lien
8.09% (1 mo. Term SOFR + 2.75%), 08/09/2027	2,000,000	2,012,510
8.09% (1 mo. Term SOFR + 2.75%), 10/18/2028	6,933,000	6,960,073
Cedar Fair LP, Senior Secured First Lien, 7.33% (1 mo. Term SOFR + 2.00%), 05/01/2031	7,000,000	6,996,745
Chariot Buyer LLC, Senior Secured First Lien
8.83% (1 mo. Term SOFR + 3.50%), 11/03/2028	5,000,000	5,020,300
8.69% (1 mo. Term SOFR + 3.25%), 11/03/2028	6,907,086	6,911,403
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.60% (1 mo. Term SOFR + 5.00%), 09/18/2026	2,407,144	2,422,790
Flutter Financing BV, Senior Secured First Lien, 7.58% (1 mo. Term SOFR + 2.25%), 11/29/2030	7,481,250	7,494,529
Grant Thornton LLP/Chicago First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	11,000,000	11,045,265
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.10% (1 mo. Term SOFR + 1.75%), 11/08/2030	6,500,000	6,513,975
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/02/2028	7,374,578	7,383,133
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.59% (1 mo. Term SOFR + 2.25%), 04/01/2031	10,000,000	10,037,500
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 7.84% (1 mo. Term SOFR + 2.50%), 08/25/2028	15,087,922	15,109,950
United Airlines, Inc., Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 02/24/2031	8,000,000	8,030,000
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. Term SOFR + 3.75%), 01/30/2031	11,000,000	11,085,415
		133,728,788

Energy - 0.3%
Buckeye Partners LP, Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 11/02/2026	8,841,771	8,860,692

Financials - 2.9%
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. Term SOFR + 3.50%), 02/14/2031	12,219,375	12,265,198
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.34% (1 mo. Term SOFR + 2.00%), 06/22/2028	12,452,541	12,483,672
Boost Newco Borrower LLC, Senior Secured First Lien, 8.33% (1 mo. Term SOFR + 3.00%), 01/31/2031	6,500,000	6,517,160
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.08% (3 mo. Term SOFR + 3.75%), 04/09/2027	15,429,076	15,440,494
Delos Aircraft DAC, Senior Secured First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 10/29/2027	9,000,000	9,060,480
HUB International Ltd., Senior Secured First Lien
8.58% (1 mo. Term SOFR + 3.25%), 06/20/2030	36,830	36,952
8.57% (1 mo. Term SOFR + 3.25%), 06/20/2030	14,695,045	14,744,053
USI, Inc./NY, Senior Secured First Lien, 8.09% (1 mo. Term SOFR + 2.75%), 11/23/2029	4,711,666	4,717,579
		75,265,588

Health Care - 0.3%
Medline Borrower LP First Lien, 8.08% (1 mo. Term SOFR + 2.75%), 10/23/2028	6,344,087	6,363,913

Industrials - 1.8%
BCPE Empire Holdings, Inc., Senior Secured First Lien, 9.34% (1 mo. Term SOFR + 4.00%), 12/26/2028	6,982,500	6,992,555
Roper Industrial Products Investment Co., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 11/23/2029	6,947,544	6,983,741
STS Operating, Inc., Senior Secured First Lien, 9.44% (1 mo. Term SOFR + 4.00%), 03/25/2031	4,000,000	4,012,500
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 5.00%), 04/24/2029	11,156,552	11,196,102
TK Elevator US Newco, Inc., Senior Secured First Lien
8.79% (1 mo. Term SOFR + 3.50%), 04/30/2030	3,152,002	3,172,191
8.79% (1 mo. Term SOFR + 3.50%), 04/30/2030	1,810,591	1,822,188
TransDigm, Inc., Senior Secured First Lien, 7.84% (3 mo. Term SOFR + 2.50%), 02/28/2031	12,812,047	12,853,686
		47,032,963

Materials - 0.3%
Proampac PG Borrower LLC, Senior Secured First Lien
9.33% (1 mo. Term SOFR + 4.00%), 09/15/2028	3,999,380	4,013,878
9.32% (1 mo. Term SOFR + 4.00%), 09/15/2028	2,642,675	2,652,254
		6,666,132

Technology - 2.2%
Applied Systems, Inc., Senior Secured First Lien, 8.83% (1 mo. Term SOFR + 3.50%), 02/24/2031	2,918,031	2,943,068
Central Parent, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 07/06/2029	12,969,925	12,819,993
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/02/2028	8,133,520	8,026,035
Dun & Bradstreet Corp., Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 2.75%), 01/18/2029	7,980,000	7,994,963
Epicor Software Corp., Senior Secured First Lien, 8.59% (1 mo. Term SOFR + 3.25%), 05/30/2031	7,159,935	7,198,706
Epicor Software Corp. First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031	840,065	844,614
Polaris Newco LLC, Senior Secured First Lien, 9.59% (1 mo. Term SOFR + 4.00%), 06/05/2028	3,949,239	3,952,378
UKG, Inc., Senior Secured First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 02/10/2031	13,009,333	13,073,274
		56,853,031
TOTAL BANK LOANS (Cost $340,194,158)		341,709,139

ASSET-BACKED SECURITIES - 10.8%	Par	Value
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	850,062	838,312
Series 2023-1, Class A2, 5.76%, 11/15/2026	1,796,044	1,794,500
Series 2023-1, Class A3, 5.46%, 05/15/2028	5,600,000	5,589,787
American Airlines Group, Inc.
Series 2012-2, 4.63%, 06/03/2025	1,367,992	1,336,186
Series 2015-2, 3.60%, 09/22/2027	3,167,153	3,004,868
Series 2016-2, 3.20%, 06/15/2028	4,633,112	4,256,811
Series A, 2.88%, 07/11/2034	2,942,609	2,500,114
Series AA, 3.15%, 02/15/2032	1,778,972	1,584,798
Series B, 3.95%, 07/11/2030	1,124,500	1,037,397
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	5,000,000	5,093,902
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	2,450,000	2,391,685
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,285,488
Series 2023-2, Class A2, 6.19%, 04/19/2027	3,550,201	3,555,526
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)	894,606	894,749
British Airways PLC, Series 2019-1, 3.30%, 12/15/2032 (a)	5,132,750	4,650,272
Chase Card Funding LLC
Series 2023-A2, Class A, 5.08%, 09/15/2030	5,700,000	5,753,947
Series 2024-A2, Class A, 4.63%, 01/15/2031	7,200,000	7,153,425
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	2,578,614	2,460,439
Fannie Mae or Freddie Mac, 6.00%, 07/15/2041 (b)	25,000,000	25,073,248
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	2,000,000	1,954,844
Series 2021-2, Class A, 1.53%, 05/15/2034(a)	1,050,000	965,672
Series 2022-1, Class A, 3.88%, 11/15/2034(a)	3,250,000	3,143,613
Series 2022-A, Class A3, 1.29%, 06/15/2026	226,597	222,198
Series 2022-D, Class A3, 5.27%, 05/17/2027	2,000,000	1,995,469
Series 2023-2, Class A, 5.28%, 02/15/2036(a)	6,000,000	6,043,828
Series 2023-A, Class A2A, 5.14%, 03/15/2026	898,435	897,001
Series 2023-B, Class A2A, 5.57%, 06/15/2026	3,982,983	3,981,116
Series 2024-1, Class A, 4.87%, 08/15/2036(a)(c)	8,800,000	8,724,375
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (a)	4,000,000	3,946,250
General Motors Financial Co., Inc., Series 2020-2, Class C, 1.48%, 02/18/2026	295,092	292,982
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	892,668	872,025
Series 2022-4, Class A2A, 4.60%, 11/17/2025	26,513	26,485
Series 2023-2, Class A2A, 5.10%, 05/18/2026	552,194	551,219
GM Financial Revolving Receivables Trust
Series 2023-1, Class A, 5.12%, 04/11/2035(a)	4,100,000	4,088,219
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	3,650,000	3,747,951
Series 2024-1, Class A, 4.98%, 12/11/2036(a)	2,000,000	1,993,203
Hilton Grand Vacations, Inc.
Series 2022-1D, Class A, 3.61%, 06/20/2034(a)	343,349	330,417
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	3,081,067	3,097,028
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	181,105	170,635
Series 2023-1A, Class A, 4.93%, 10/20/2040(a)	1,411,025	1,398,597
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027	5,000,000	4,949,219
Navient Student Loan Trust
Series 2019-EA, Class A2A, 2.64%, 05/15/2068(a)	537,869	517,658
Series 2020-2A, Class A1A, 1.32%, 08/26/2069(a)	2,257,810	1,995,848
Series 2020-A, Class A2A, 2.46%, 11/15/2068(a)	512,221	482,471
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	3,169,644	2,923,629
Series 2020-CA, Class A2A, 2.15%, 11/15/2068(a)	469,848	433,030
Series 2020-EA, Class A, 1.69%, 05/15/2069(a)	3,005,568	2,696,148
Series 2020-FA, Class A, 1.22%, 07/15/2069(a)	520,599	472,076
Series 2020-GA, Class A, 1.17%, 09/16/2069(a)	409,881	368,293
Series 2020-HA, Class A, 1.31%, 01/15/2069(a)	737,862	680,217
Series 2021-1A, Class A1A, 1.31%, 12/26/2069(a)	1,205,866	1,038,413
Series 2021-A, Class A, 0.84%, 05/15/2069(a)	503,445	445,077
Series 2021-BA, Class A, 0.94%, 07/15/2069(a)	1,409,139	1,233,557
Series 2022-A, Class A, 2.23%, 07/15/2070(a)	9,213,290	8,219,217
Series 2022-BA, Class A, 4.16%, 10/15/2070(a)	9,812,783	9,386,465
Series 2023-A, Class A, 5.51%, 10/15/2071(a)	7,736,972	7,765,078
Series 2024-A, Class A, 5.66%, 10/15/2072(a)	14,400,000	14,448,937
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	2,700,000	2,645,861
Santander Consumer USA Holdings, Inc.
Series 2022-2, Class B, 3.44%, 09/15/2027	1,851,246	1,828,178
Series 2022-4, Class B, 4.42%, 11/15/2027	2,800,000	2,770,686
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,050,000	2,046,677
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,245,571
Series 2024-2, Class A2, 5.80%, 09/15/2027	7,450,000	7,447,514
Series 2024-2, Class B, 5.78%, 07/16/2029	2,220,000	2,235,696
Series 2024-3, Class A2, 5.91%, 06/15/2027	5,000,000	5,002,163
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	2,362,068	2,356,588
SLM Student Loan Trust, Series 2004-3A, Class A6B, 6.16% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)	1,094,735	1,083,254
SMB Private Education Loan Trust
Series 2016-A, Class A2A, 2.70%, 05/15/2031(a)	98,984	98,460
Series 2016-B, Class A2A, 2.43%, 02/17/2032(a)	319,320	315,291
Series 2016-C, Class A2A, 2.34%, 09/15/2034(a)	237,433	234,522
Series 2017-A, Class A2A, 2.88%, 09/15/2034(a)	1,112,941	1,085,037
Series 2017-B, Class A2A, 2.82%, 10/15/2035(a)	875,154	840,148
Series 2018-A, Class A2A, 3.50%, 02/15/2036(a)	1,401,083	1,365,175
Series 2018-B, Class A2A, 3.60%, 01/15/2037(a)	397,547	388,658
Series 2018-C, Class A2A, 3.63%, 11/15/2035(a)	558,179	545,530
Series 2020-A, Class A2A, 2.23%, 09/15/2037(a)	3,074,534	2,866,605
Series 2020-B, Class A1A, 1.29%, 07/15/2053(a)	1,333,327	1,211,728
Series 2021-A, Class A2A2, 6.17% (1 mo. Term SOFR + 0.84%), 01/15/2053(a)	557,841	551,449
Series 2021-A, Class APT2, 1.07%, 01/15/2053(a)	2,599,169	2,269,146
Series 2021-E, Class A1A, 1.68%, 02/15/2051(a)	1,631,986	1,484,645
Series 2022-C, Class A1A, 4.48%, 05/16/2050(a)	2,188,356	2,128,603
Series 2023-C, Class A1A, 5.67%, 11/15/2052(a)	2,463,276	2,483,245
Series 2024-A, Class A1A, 5.24%, 03/15/2056(a)	6,830,360	6,826,624
Series 2024-C, Class A1A, 5.50%, 06/17/2052(a)	7,591,489	7,743,775
SMB Private Education Loan Trust 2019-A, Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	832,875	808,368
SoFi Professional Loan Program LLC
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	660,478	617,779
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	969,722	907,182
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	4,550,000	4,532,357
Toyota Auto Receivables Owner Trust
Series 2021-C, Class A3, 0.43%, 01/15/2026	892,985	878,646
Series 2023-C, Class A2A, 5.60%, 08/17/2026	704,353	703,913
United Airlines, Inc.
5.80%, 01/15/2036	5,550,000	5,631,058
Series 2019-1, 4.15%, 08/25/2031	879,792	822,780
Series A, 4.00%, 10/29/2024	1,672,517	1,664,264
Verizon Master Trust
Series 2023-3, Class A, 4.73%, 04/21/2031(a)	6,900,000	6,821,076
Series 2024-2, Class A, 4.83%, 12/22/2031(a)	4,150,000	4,139,536
TOTAL ASSET-BACKED SECURITIES (Cost $280,725,552)		277,381,702

COLLATERALIZED LOAN OBLIGATIONS - 5.2%	Par	Value
Aimco CDO
Series 2019-10A, Class ARR, 6.74% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)	10,000,000	10,091,747
Series 2020-11A, Class AR, 6.71% (3 mo. Term SOFR + 1.39%), 10/17/2034(a)	4,000,000	4,002,828
AIMCO CLO Series 2018-B, Series 2018-BA, Class ARR, 6.83% (3 mo. Term SOFR + 1.50%), 04/16/2037 (a)	7,000,000	7,033,023
Buttermilk Park CLO, Series 2018-1A, Class A1R, 6.41% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	6,000,000	6,004,199
Carlyle Group, Inc., Series 2014-3RA, Class A2, 7.14% (3 mo. Term SOFR + 1.81%), 07/27/2031 (a)	2,000,000	2,000,672
CarVal CLO
Series 2018-1A, Class BR, 7.17% (3 mo. Term SOFR + 1.85%), 07/16/2031(a)	6,100,000	6,128,750
Series 2019-2A, Class AR, 6.70% (3 mo. Term SOFR + 1.37%), 07/20/2032(a)	2,000,000	2,008,295
Series 2022-1A, Class A1, 6.83% (3 mo. Term SOFR + 1.51%), 04/21/2034(a)	4,000,000	4,011,885
Dryden Senior Loan Fund
Series 2015-40A, Class BR2, 6.97% (3 mo. Term SOFR + 1.65%), 08/15/2031(a)	9,250,000	9,253,586
Series 2017-49A, Class AR, 6.54% (3 mo. Term SOFR + 1.21%), 07/18/2030(a)	1,281,078	1,282,604
Series 2017-53A, Class B, 6.99% (3 mo. Term SOFR + 1.66%), 01/15/2031(a)	1,500,000	1,504,230
Series 2018-55A, Class C, 7.49% (3 mo. Term SOFR + 2.16%), 04/15/2031(a)	1,000,000	1,001,724
Series 2018-58A, Class B, 7.08% (3 mo. Term SOFR + 1.76%), 07/17/2031(a)	2,000,000	2,006,677
Series 2018-58A, Class C, 7.38% (3 mo. Term SOFR + 2.06%), 07/17/2031(a)	2,000,000	2,003,015
Series 2018-64A, Class B, 6.99% (3 mo. Term SOFR + 1.66%), 04/18/2031(a)	1,600,000	1,605,250
Elmwood CLO, Series 2021-3A, Class BR, 7.07% (3 mo. Term SOFR + 1.75%), 07/20/2037 (a)	5,000,000	5,005,102
Flatiron CLO Ltd., Series 2019-1A, Class BR, 7.14% (3 mo. LIBOR US + 1.55%), 11/16/2034 (a)(d)	1,000,000	1,000,427
Madison Park Funding Ltd., Series 2018-28A, Class B, 7.19% (3 mo. Term SOFR + 1.86%), 07/15/2030 (a)	2,600,000	2,604,686
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 6.48% (3 mo. Term SOFR + 1.15%), 10/15/2031(a)	2,079,192	2,080,648
Series 2019-22A, Class AR, 6.65% (3 mo. Term SOFR + 1.32%), 04/15/2031(a)	3,000,000	3,004,486
Series 2020-25A, Class A, 6.79% (3 mo. Term SOFR + 1.46%), 01/25/2032(a)	1,788,896	1,791,579
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.58% (3 mo. Term SOFR + 1.25%), 01/15/2034 (a)	3,311,044	3,315,017
Neuberger Berman CLO Ltd.
Series 2013-15A, Class A1R2, 6.51% (3 mo. Term SOFR + 1.18%), 10/15/2029(a)	2,274,701	2,277,432
Series 2014-18A, Class A2R2, 7.29% (3 mo. Term SOFR + 1.96%), 10/21/2030(a)	1,000,000	1,001,913
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.55% (3 mo. Term SOFR + 1.22%), 07/15/2030(a)	4,845,015	4,851,204
Series 2019-16A, Class AR, 6.56% (3 mo. Term SOFR + 1.26%), 04/10/2033(a)	4,985,465	4,996,126
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 6.69% (3 mo. Term SOFR + 1.36%), 07/20/2030(a)	107,380	107,495
Series 2018-2A, Class A1R, 6.86% (3 mo. Term SOFR + 1.53%), 04/16/2037(a)	2,750,000	2,765,691
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class B, 7.39% (3 mo. Term SOFR + 2.06%), 04/20/2029(a)	750,000	751,283
Series 2021-2A, Class A2, 6.84% (3 mo. Term SOFR + 1.51%), 05/20/2029(a)	6,000,000	6,010,792
Series 2021-3A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 07/20/2029(a)	4,500,000	4,504,384
Series 2021-4A, Class A2, 6.99% (3 mo. Term SOFR + 1.66%), 10/15/2029(a)	9,700,000	9,715,520
Series 2022-3A, Class A1AR, 6.43% (3 mo. Term SOFR + 1.10%), 04/15/2031(a)	8,446,230	8,453,918
Stratus CLO Ltd., Series 2022-3A, Class AR, 6.62% (3 mo. Term SOFR + 1.30%), 10/20/2031 (a)	2,975,033	2,978,249
TIAA CLO Ltd.
Series 2018-1A, Class A2, 7.29% (3 mo. Term SOFR + 1.96%), 01/20/2032(a)	2,750,000	2,752,911
Series 2018-1A, Class A2R, 0.00% (3 mo. Term SOFR + 1.75%), 01/20/2032(a)	2,000,000	2,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $131,435,491)		131,907,348

MORTGAGE-BACKED SECURITIES - 5.1%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	2,769,864	2,776,939
Pool SB8231, 5.50%, 05/01/2038	4,630,773	4,642,601
Pool SB8279, 6.00%, 01/01/2039	6,003,351	6,068,521
Pool SD8288, 5.00%, 01/01/2053	3,413,866	3,304,240
Pool SD8324, 5.50%, 05/01/2053	5,499,750	5,429,193
Pool SD8331, 5.50%, 06/01/2053	3,671,001	3,622,518
Pool SD8344, 6.50%, 07/01/2053	3,265,181	3,330,828
Pool SD8440, 6.50%, 06/01/2054	4,952,400	5,042,994
Federal National Mortgage Association
Pool FS5749, 6.50%, 09/01/2053	21,586,936	22,025,606
Pool MA4992, 5.00%, 04/01/2038	4,687,098	4,652,849
Pool MA5029, 5.50%, 05/01/2038	1,575,408	1,579,432
Pool MA5073, 6.00%, 07/01/2053	7,265,073	7,293,951
Pool MA5107, 5.50%, 08/01/2053	5,579,554	5,505,858
Pool MA5108, 6.00%, 08/01/2053	14,642,854	14,696,669
Pool MA5140, 6.50%, 09/01/2053	4,453,191	4,535,348
Pool MA5268, 6.00%, 02/01/2039	4,428,881	4,476,961
Pool MA5389, 6.00%, 06/01/2054	5,969,821	5,989,018
Pool MA5390, 6.50%, 06/01/2054	5,944,376	6,053,115
Ginnie Mae II Pool
Pool MA8492, 6.00%, 12/20/2052	5,658,704	5,688,065
Pool MA8949, 6.00%, 06/20/2053	4,353,492	4,376,081
Pool MA9242, 6.00%, 10/20/2053	9,696,059	9,744,855
TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,815,293)		130,835,642

U.S. GOVERNMENT AGENCY ISSUES - 1.2%	Par	Value
FNCL 5.5 % TBA JUL, Pool TBA, 5.50%, 07/01/2040 (b)	21,000,000	20,713,711
SBA Office of Investments and Innovation, Series 2024-10A, Class 1, 5.04%, 03/10/2034	9,200,000	9,163,686
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $29,907,148)		29,877,397

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.1%	Par	Value
Mexico Government International Bond, 6.00%, 05/07/2036	2,600,000	2,537,814
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $2,578,836)		2,537,814

TOTAL INVESTMENTS - 98.1% (Cost $2,580,662,942)		$2,512,559,104
Other Assets in Excess of Liabilities - 1.9%		49,823,920
TOTAL NET ASSETS - 100.0%		$2,562,383,024

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
TBA - To be Announced

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $490,481,753 or 19.1% of the Fund’s net assets.

(b)	To-be-announced security.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.